Borrowings - Schedule of Allocation of the Loan Proceeds and Movements in Liability (Details) - USD ($) $ in Thousands		2 Months Ended	6 Months Ended
	Jun. 25, 2025	Jun. 30, 2024	Jun. 30, 2025
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings at beginning of period		$ 13,274	$ 13,237
Interest expense		362	1,015
Interest paid		(291)	(859)
Currency translation adjustments		(1)	(15)
Borrowings at end of period		$ 13,344	47,466
Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawdown	$ 35,000		$ 34,088